Income/(loss) per share (Computation of Basic and Diluted Net Loss Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net income/(loss)	$ (262,956)	$ 22,644	$ 19,557
Add: Net loss attributable to noncontrolling interests	$ 12,920
Income allocation to participating preference shares			$ (1,230)
Deemed dividend to mezzanine classified non-controlling interests	$ (898)
Numerator for basic and diluted net income/(loss) per share	$ (250,934)	$ 22,644	$ 9,193
Denominator:
Weighted average number of ordinary shares used in computing net income/(loss) per share - basic	234,811,986	168,589,273	63,717,007
Weighted average number of ordinary shares used in computing net income/(loss) per share - diluted	234,811,986	174,024,997	69,159,524
Net income/(loss) per ordinary share attributable to ordinary shareholders - basic	$ (1.07)	$ 0.13	$ 0.14
Net income/(loss) per ordinary share attributable to ordinary shareholders - diluted	(1.07)	0.13	0.13
Net income/(loss) per ADS attributable to ordinary shareholders-basic (1 ADS represents 2 ordinary shares)	(2.14)	0.27	0.29
Net income/(loss) per ADS attributable to ordinary shareholders-diluted (1 ADS represents 2 ordinary shares)	$ (2.14)	$ 0.26	$ 0.27
Series B-1 Preference Shares [Member]
Numerator:
Accretions			$ (4,445)
Series B Preference Shares [Member]
Numerator:
Accretions			(3,831)
Series A-1 Preference Shares [Member]
Numerator:
Accretions			$ (858)